INCOME TAX MATTERS (Details 2) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
SEJO [Member]
IfrsStatementLineItems [Line Items]
Total	€ 20,577	€ 20,523
LIFO AenP (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Total	25,256	22,774
Codere Online Colombia [Member]
IfrsStatementLineItems [Line Items]
Total	5,657	5,692
Codere Online Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Total	€ 249,308	€ 249,308